OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Mark-to-market swaps valuation:
Deferred revenue	$ 9,733	$ 13,554
Preferred units dividend payable (see note 27)	2,080	0
Other creditors	1,485	260
Deferred credits from capital lease transactions (see note 22)	625	625
Other current liabilities	22,941	117,036
Interest Rate Swap
Mark-to-market swaps valuation:
Mark-to-market valuation / Derivative liability	1,618	6,143
Other
Mark-to-market swaps valuation:
Mark-to-market valuation / Derivative liability	7,400	15,000
Cross Currency Interest Rate Swap
Mark-to-market swaps valuation:
Mark-to-market valuation / Derivative liability	$ 0	$ 81,454